Intangible assets (Tables)	12 Months Ended
Dec. 31, 2020
Intangible assets
Schedule of intangible assets

				Weighted Average
	As of			Remaining
	December 31,	As of December 31,		Amortization
	2019	2020	2020	Period in Years
	RMB	RMB	US$
Licenses (1)	26,600,000	26,600,000	4,076,628	NA
Software and others	11,324,077	15,438,530	2,366,058	7.8
Accumulated amortization	(2,797,373)	(4,598,123)	(704,693)
Intangible assets, net	35,126,704	37,440,407	5,737,993
(1)	During 2018, the Group acquired an insurance broker license at a cost of RMB26,000,000. During 2019, the Group further acquired an insurance sale on line license at a cost of RMB 600,000.